Income tax, Unrecognized Deferred Tax Assets (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income tax [Abstract]
Income tax losses, gross amount	$ 707,357,588	$ 1,201,013,037
Income tax losses, tax effect	$ 212,207,276	$ 360,303,911